Share-based Payments Arrangement - CLPT's Outstanding Stock Options (Detail) - C L P T Plan	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Granted on February 26, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, Options outstanding at beginning of the year	550	0
Number of options, Options granted	0	690
Number of options, Options forfeited	(40)	(140)
Number of options, Options outstanding at end of the year	510	550
Number of options, Options exercisable at end of the year	0	0
Weighted-average exercise price, Options outstanding at beginning of the year	$ 15.90	$ 0
Weighted average exercise price, Options granted	0	16.87
Weighted average exercise price, Options forfeited	0	0
Weighted-average exercise price, Options outstanding at end of the year	15.90	15.90
Weighted average exercise price, Options exercisable at end of the year	$ 0	$ 0
Number of options, Weighted average remaining contractual life (years)	2 years 1 month 28 days	3 years 1 month 28 days
Granted on May 31, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, Options outstanding at beginning of the year	0
Number of options, Options granted	600
Number of options, Options forfeited	(160)
Number of options, Options outstanding at end of the year	440	0
Number of options, Options exercisable at end of the year	0
Weighted-average exercise price, Options outstanding at beginning of the year	$ 0
Weighted average exercise price, Options granted	16.87
Weighted average exercise price, Options forfeited	0
Weighted-average exercise price, Options outstanding at end of the year	16.87	$ 0
Weighted average exercise price, Options exercisable at end of the year	$ 0
Number of options, Weighted average remaining contractual life (years)	3 years 4 months 28 days